Subsequent Events (Details Narrative) - USD ($)	Sep. 20, 2021	Sep. 03, 2021	Sep. 03, 2021	Jul. 08, 2021	Oct. 04, 2021	Oct. 11, 2019
Debt instrument principal amount						$ 1,000,000
Subsequent Event [Member]
Annual sponsorship fee payable, description				The annual Sponsorship Fee payable by Sponsor hereunder shall be as follows: Contract Year Sponsor Fee (Cash) 2021 (First Contract Year) $265,000 2022 (Second Contract Year) $280,750 2023 (Third Contract Year) $297,288 2024 (Fourth Contract Year) $314,652 2025 (Fifth Contract Year) $332,885 For the First Contract Year, WingHouse shall pay the Sponsor Fee as follows: fifty percent (50%) upon execution of this Agreement; twenty five percent (25%) on or before September 1, 2021; and twenty five percent (25%) on or before October 1, 2021. For applicable Contract Years thereafter, WingHouse shall pay twenty five percent (25%) of the Sponsor Fee on or before April 1 of the applicable Contract Year; twenty five percent (25%) of the Sponsor Fee on or before June 1 of the applicable Contract Year; twenty five percent (25%) of the Sponsor Fee on or before August 1 of the applicable Contract Year; and twenty five percent (25%) of the Sponsor Fee on or before October 1 of the applicable Contract Year.
Subsequent Event [Member] | First Amendment to LA Apple Note [Member]
Guarantors pledge amount		$ 622,929
Subsequent Event [Member] | First Amendment to LA Apple Note [Member] | Personal and Business Assets [Member]
Guarantors pledge amount			$ 2,646,091
Subsequent Event [Member] | First Contract Year 2021 [Member]
Annual sponsorship fee payable				$ 332,885
Stadium fee payable				50,000
Subsequent Event [Member] | Second Contract Year 2022 [Member]
Annual sponsorship fee payable				265,000
Stadium fee payable				50,000
Subsequent Event [Member] | Third Contract Year 2023 [Member]
Annual sponsorship fee payable				280,750
Stadium fee payable				50,000
Subsequent Event [Member] | Fourth Contract Year 2024 [Member]
Annual sponsorship fee payable				297,288
Stadium fee payable				50,000
Subsequent Event [Member] | Fifth Contract Year 2025 [Member]
Annual sponsorship fee payable				314,652
Stadium fee payable				$ 50,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Elite Food Management, Inc [Member]
Acquisition price per share					$ 1.00
Subsequent Event [Member] | LA Apple Note [Member] | ARC Fat Patty's [Member] | Bremer Bank [Member]
Debt instrument principal amount		$ 4,000,000	$ 4,000,000
Debt instrument description			The Amendment replaces the terms of the Louisiana Apple Note as follows; Five percent (5%) interest only due and payable at each anniversary date of the Louisiana Apple Note calculated on the $4,000,000 Investment Principal in connection with the Assignment. All Bremer Principal and accrued but unpaid interest is due and payable in full on the earlier of: (i) the fifth (5th) anniversary of the date of the Louisiana Apple Note, or (ii) the sale of Wisconsin Apple LLC. The first of such interest only payment is due on or before October 27, 2021 in the amount of $204,647.59 (Two Hundred Four Thousand Six Hundred Forty Seven Dollars and 59 cents).
Subsequent Event [Member] | LA Apple Note [Member] | ARC Fat Patty's [Member] | Bremer Bank [Member] | Agreement to Guaranty Obligations [Member]
Cash payment	$ 1,773,516